Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements

NOTE 19. Share-Based Payment Arrangements

(a)
Share-Based Payment – Restricted Share Units and Restricted Share Awards

Pursuant to the OBOOK Holdings Inc. 2021 Share Incentive Plan (the "Plan"), the Company grants Restricted Share Units ("RSUs") and Restricted Share Awards ("RSAs") to eligible employees.

Each RSU represents the right to receive one Class A Common Share of the Company upon vesting, subject to the terms and conditions of the respective award agreement.

RSAs represent Class A Common Shares issued to employees on the grant date. Such shares remain subject to service-based vesting conditions, transfer restrictions, and repurchase provisions. Although the shares are issued on the grant date, the employees’ rights to retain such shares remain subject to forfeiture until the applicable vesting conditions are satisfied.

The RSUs vest over a four-year service period, subject to the grantee’s continuous employment through each applicable vesting date. The RSAs vest over a five-year service period, with vesting occurring at 5%, 5%, 20%, 30%, and 40% over the respective service years, subject to continuous employment.

Unvested RSUs and RSAs are forfeited immediately upon termination of employment, except as otherwise determined by the Board of Directors. The awards do not confer voting rights prior to vesting. With respect to RSAs, although the shares are issued on the grant date, the grantee waives voting rights and grants an irrevocable proxy to the Board or its designated representative until the shares become fully vested.

(1)
The RSUs and RSAs for the year ended December 31, 2025 were as follows:

	2025
	Number of RSUs	Number of RSAs
Balance at January 1	—	—
Granted	1,361,279	5,011,898
Vested	(555,019)	(262,095)
Forfeited	—	—
Balance at December 31	806,260	4,749,803

Total unrecognized compensation cost related to unvested RSUs and RSAs amounted to $43,263,894 and is expected to be recognized over a weighted-average remaining vesting period of approximately 2.5 years.

(2)
Share-Based Compensation Expense

Total share-based compensation expense recognized for the year ended December 31, 2025 was recognized in the following line items:

2025
Cost of revenue	$918,546
Marketing and sales expenses	1,600,088
General and administrative expenses	8,531,818
Research and development expenses	4,294,557
Total	$15,345,009

The grant-date fair value of RSUs and RSAs is determined based on a valuation performed by an independent third-party valuation firm of the Company’s ordinary shares on the grant date, which determined the fair value to be $9.91 per share. Compensation cost is recognized on a straight-line basis over the requisite service period, based on the number of awards expected to vest.

The Company may withhold shares with a fair value equal to the minimum statutory withholding tax requirements upon vesting.

(3)
RSUs Granted for Non-Employee Services

During the year ended December 31, 2025, a portion of RSUs totaling 146,488 shares (representing $1,464,880) was granted to non-employee service providers as compensation for services rendered. These RSUs were fully vested at the grant date and the related share-based compensation expense was recognized immediately in full. The RSUs are measured at the fair value of the services received.

(b)
Share-Based Payment – Equity-Settled Transactions

During the year ended December 31, 2025, the Company issued 30,000 shares of Class A Common Shares with a fair value of $10 (representing $300,000) as compensation for services rendered.